Operating Leases (Tables)	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Future minimum annual lease payments for assets under operating leases (in thousands)
Fiscal Year	Total
2017	458
2018	299
2019	303
2020	307
2021	311
Thereafter	501
Total minimum lease payments	$2,179